CREDIT FACILITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF ESTIMATED FAIR VALUE OF WARRANT SHARES

The assumptions used to perform the calculations are detailed below:

Fair value of the conversion feature	October 1, 2024	December 31, 2024	March 31, 2025
Expected volatility (%) (*)	117.19%	117.68%	151.68%
Risk-free interest rate (%)	3.51%	4.38%	3.96%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term of options (years)	5	5	4.5
Exercise price (US dollars)	$1	$1	$0.1
Share price (US dollars)	$0.247	$0.248	$0.239
Fair value (U.S. dollars)	$307	$312	$415

(*)	The expected volatility was based on the historical volatility of the share price of the Company.

The Company estimated the fair value of the Warrant Shares as of October 1, 2024 and December 31, 2024, using the Black-Scholes option pricing model. The assumptions used to perform the calculations are detailed below:

Fair value of the conversion feature	October 1, 2024	December 31, 2024
Expected volatility (%) (*)	117.19%	117.68%
Risk free interest rate (%)	3.51%	4.38%
Expected dividend yield	0.0%	0.0%
Expected term of options (years)	5	5
Exercise price (US dollars)	$1	$1
Share price (US dollars)	$0.0247	$0.248
Fair value (U.S. dollars)	$307	$312

(*)	The expected volatility was based on the historical volatility of the share price of the Company.

SCHEDULE OF ESTIMATED FAIR VALUE OF WARRANT SHARES ASSUMPTIONS

The fair value of the warrant liabilities was determined using a Black-Scholes option pricing module. The assumptions used to perform the calculations are detailed below:

Fair value of the conversion feature	January 2, 2025	March 14, 2025	March 31, 2025
Expected volatility (%) (*)	140.61%	151.68%	151.68%
Risk-free interest rate (%)	4.38%	4.09%	3.96%
Expected dividend yield	0.0%	0.0%	0.0%
Expected term of options (years)	5.5	5.3	5.25
Exercise price (US dollars)	$0.24	$0.24	$0.24
Share price (US dollars)	$1.07	$0.31	$0.24
Fair value (U.S. dollars)	$9,651	$212	$1,912

(*)	The expected volatility was based on the historical volatility of the share price of the Company.